UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:	212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1.  Schedule of Investments

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government agency obligations—3.79%
325,000	Federal Home Loan Bank[1]	04/06/07 to 04/10/07	5.180 to 5.200[2]	324,879,386
170,000	Federal Home Loan Mortgage Corp.	02/01/08 to 03/26/08	5.300 to 5.350	170,000,000
Total US government agency obligations (cost—$494,879,386)				494,879,386

Bank notes[2]—4.51%
Banking-US—4.51%
151,120	American Express Centurion Bank	04/19/07	5.410	151,173,829
214,000	Bank of America N.A.	04/02/07	5.310 to 5.315	214,000,314
222,750	US Bank N.A.	04/30/07	5.290	222,764,695
Total bank notes (cost—$587,938,838)				587,938,838

Certificates of deposit—16.88%
Banking-non-US — 11.46%
107,250	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07	5.360	107,250,000
100,000	Barclays Bank PLC	04/02/07	5.310[2]	100,000,000
101,750	Barclays Bank PLC	01/18/08	5.360	101,750,000
101,250	BNP Paribas	06/08/07	5.260	101,250,000
81,800	Depfa Bank PLC	08/01/07	5.320	81,802,311
108,000	HSBC Bank USA	04/27/07	5.360[2]	108,012,477
131,500	Mizuho Corporate Bank Ltd.	04/20/07 to 04/23/07	5.290 to 5.295	131,500,000
80,000	Natexis Banques	04/02/07	5.588[2]	80,000,000
124,700	Natexis Banques	06/29/07	5.275	124,700,000
100,000	National Bank of Canada	08/06/07	5.342	100,000,000
215,000	Norinchukin Bank Ltd.	06/05/07 to 07/10/07	5.285 to 5.350	215,000,000
100,000	Royal Bank of Canada	09/28/07	5.325	100,000,000
143,000	Toronto-Dominion Bank	10/05/07	5.281	143,000,888
				1,494,265,676
Banking-US — 5.42%
86,250	American Express Centurion Bank	06/18/07	5.340	86,250,000
47,275	American Express, Federal Savings Bank	04/10/07	5.290[2]	47,275,012
244,000	Citibank N.A.	05/15/07 to 06/04/07	5.295 to 5.310	244,000,000
90,000	SunTrust Bank	04/30/07	5.290[2]	90,003,809
240,000	Washington Mutual Bank FA	04/17/07	5.300	240,000,000
				707,528,821
Total certificates of deposit (cost—$2,201,794,497)				2,201,794,497

Commercial paper[3]—55.12%
Asset backed-banking—1.19%
157,734	Atlantis One Funding	04/02/07 to 08/28/07	5.175 to 5.200	155,894,257

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[3]—(continued)
Asset backed-miscellaneous — 22.58%
235,000	Alpine Securitization	04/11/07 to 04/17/07	5.270 to 5.275	234,624,356
110,000	Amsterdam Funding Corp.	04/12/07 to 04/13/07	5.250 to 5.260	109,832,125
80,168	Atlantic Asset Securitization LLC	04/09/07 to 04/10/07	5.250 to 5.270	80,080,126
230,679	Barton Capital LLC	04/05/07 to 04/13/07	5.245 to 5.250	230,413,548
130,690	Chariot Funding LLC	04/20/07 to 04/25/07	5.270 to 5.275	130,268,442
162,048	Falcon Asset Securitization Corp.	04/05/07 to 05/04/07	5.245 to 5.280	161,582,382
90,000	Jupiter Securitization Co. LLC	04/04/07	5.260	89,973,700
201,602	Kitty Hawk Funding Corp.	04/10/07 to 04/16/07	5.250 to 5.300	201,263,087
175,604	Old Line Funding Corp.	04/10/07 to 05/03/07	5.250 to 5.265	175,131,157
214,411	Ranger Funding Co. LLC	04/24/07 to 05/16/07	5.260 to 5.280	213,410,658
216,082	Regency Markets No. 1 LLC	04/13/07 to 04/20/07	5.275 to 5.330	215,600,466
218,713	Thunderbay Funding	04/03/07 to 06/14/07	5.230 to 5.280	218,002,509
358,405	Variable Funding Capital Corp.	04/03/07 to 04/11/07	5.260 to 5.270	358,096,742
350,585	Windmill Funding Corp.	04/03/07 to 05/14/07	5.145 to 5.260	349,250,542
179,226	Yorktown Capital LLC	04/11/07 to 04/20/07	5.250 to 5.270	178,888,418
				2,946,418,258
Asset backed-securities — 8.95%
280,996	Cancara Asset Securitisation LLC	04/02/07 to 04/10/07	5.265	280,843,097
180,000	Clipper Receivables Co. LLC	04/09/07 to 04/10/07	5.270	179,803,839
25,000	Dorada Finance, Inc.	06/11/07	5.235	24,745,521
320,000	Grampian Funding LLC	05/21/07 to 09/07/07	5.145 to 5.155	314,699,967
54,000	K2 (USA) LLC	04/16/07	5.260	53,889,540
35,000	Links Finance LLC	07/12/07	5.210	34,488,407
150,115	Scaldis Capital LLC	04/05/07 to 06/15/07	5.160 to 5.235	148,975,092
132,100	Solitaire Funding LLC	07/23/07	5.200	129,962,916
				1,167,408,379
Banking-non-US—2.37%
311,770	Alliance & Leicester PLC	04/04/07 to 08/08/07	5.180 to 5.240	308,992,612

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[3]—(concluded)
Banking-US — 8.78%
70,000	BNP Paribas Finance	05/07/07	5.200	69,646,111
130,000	Calyon N.A., Inc.	04/23/07 to 05/17/07	5.185 to 5.190	129,450,973
100,500	Danske Corp.	05/24/07	5.170	99,749,488
148,250	Dexia Delaware LLC	06/20/07 to 08/10/07	5.195 to 5.225	146,198,246
297,500	ING (US) Funding LLC	05/18/07 to 09/07/07	5.050 to 5.240	292,894,145
36,500	KFW International Finance, Inc.	04/24/07	5.140	36,385,349
50,000	Kredietbank N.A. Finance Corp.	06/04/07	5.225	49,542,813
100,000	Nordea N.A., Inc.	07/31/07	5.195	98,268,333
100,000	Santander Central Hispano Finance Delaware, Inc.	08/13/07	5.210	98,075,194
125,750	Societe Generale N.A., Inc.	05/31/07	5.110	124,696,879
				1,144,907,531
Brokerage — 4.60%
94,775	Bear Stearns Cos., Inc.	04/09/07	5.240	94,678,435
217,700	Greenwich Capital Holdings, Inc.	04/02/07 to 06/11/07	5.235 to 5.400	216,868,362
40,000	Greenwich Capital Holdings, Inc.	04/17/07	5.270[2]	40,000,000
207,250	Morgan Stanley	04/02/07	5.350 to 5.488[2]	207,250,000
41,250	Morgan Stanley	06/14/07	5.170	40,817,551
				599,614,348
Consumer products-nondurables—2.73%
360,000	Procter & Gamble International Funding SCA	05/24/07 to 06/12/07	5.210 to 5.240	356,652,547

Diversified manufacturing—0.96%
125,000	Siemens Capital Co. LLC	04/09/07 to 04/12/07	5.260	124,839,278

Energy-integrated—0.65%
85,000	Koch Resources LLC	05/17/07	5.270	84,440,062

Finance-captive automotive—0.84%
110,275	Toyota Motor Credit Corp.	04/02/07 to 06/14/07	5.170 to 5.400	109,538,264

Finance-noncaptive diversified—1.47%
196,000	General Electric Capital Corp.	07/24/07 to 10/02/07	5.090 to 5.110	191,872,770
Total commercial paper (cost—$7,190,578,306)				7,190,578,306

Short-term corporate obligations—17.86%
Asset backed-securities — 9.68%
265,000	Beta Finance, Inc. [4]	04/02/07 to 05/25/07	5.310 to 5.325[2]	264,995,767
40,000	Beta Finance, Inc. [4]	01/08/08	5.310	40,000,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Short-term corporate obligations—(concluded)
Asset backed-securities—(concluded)
120,000	CC (USA), Inc. (Centauri) [4]	04/02/07	5.310 to 5.325[2]	119,998,192
120,000	CC (USA), Inc. (Centauri) [4]	04/25/07	5.315	119,999,619
159,000	Cullinan Finance Corp. [4]	04/02/07 to 04/10/07	5.320[2]	158,987,288
80,000	Dorada Finance, Inc. [4]	05/25/07	5.325[2]	79,998,402
308,000	K2 (USA) LLC [4]	04/02/07	5.315 to 5.325[2]	307,987,310
171,500	Links Finance LLC [4]	04/11/07 to 04/16/07	5.295 to 5.300[2]	171,498,836
				1,263,465,414
Banking-non-US — 5.27%
100,000	ANZ National International Ltd. [4]	04/10/07	5.319[2]	100,000,000
173,000	HBOS Treasury Services PLC [4]	04/02/07	5.390[2]	173,000,000
175,000	National Australia Bank Ltd. [4]	04/16/07	5.290[2]	175,000,000
120,000	Totta Ireland PLC [4]	04/10/07	5.319[2]	120,000,000
120,000	Westpac Banking Corp. [4]	04/10/07	5.300[2]	120,000,000
				688,000,000

Banking-US—0.63%
82,000	Citigroup Funding, Inc.	04/02/07	5.360[2]	82,032,426

Finance-captive automotive—0.83%
108,100	Toyota Motor Credit Corp.	04/02/07	5.300[2]	108,100,000

Finance-noncaptive consumer—0.77%
100,000	HSBC Finance Corp.	06/01/07	5.400[2]	100,009,768

Finance-noncaptive diversified—0.68%
88,500	General Electric Capital Corp.	04/09/07 to 04/15/07	5.410 to 5.445[2]	88,531,568
Total short-term corporate obligations (cost—$2,330,139,176)				2,330,139,176

Repurchase agreements—1.61%
49,500	Repurchase agreement dated 03/30/07 with Deutsche Bank Securities, Inc., collateralized by $48,913,000 Federal National Mortgage Association obligations, 5.125% to 5.730% due 04/15/11 to 01/22/37; (value—$50,490,437); proceeds: $49,522,028	04/02/07	5.340	49,500,000
160,000	Repurchase agreement dated 03/30/07 with Goldman Sachs & Co., collateralized by $50,000,000 Federal Home Loan Bank obligations, 3.175% to 4.375% due 03/14/08 to 06/26/08, $75,000,000 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.630% due 01/23/08 to 03/12/27 and $39,144,000 Federal National Mortgage Association obligations, zero coupon to 5.750% due 04/27/07 to 06/29/09; (value—$163,200,141); proceeds: $160,071,200	04/02/07	5.340	160,000,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreements—(concluded)

667	Repurchase agreement dated 03/30/07 with State Street Bank & Trust Co., collateralized by $705,145 US Treasury Notes, 3.625% due 05/15/13; (value—$680,742); proceeds: $667,264	04/02/07	4.750	667,000
Total repurchase agreements (cost—$210,167,000)				210,167,000

Investments of cash collateral from securities loaned—0.50%
Commercial paper[3]—0.49%
Asset backed–miscellaneous
64,700	Alpine Securitization	04/02/07	5.410	64,670,831

Number of shares
Money market fund[5]—0.01%
724,826	AIM Liquid Assets Portfolio		5.230	724,826
Total investments of cash collateral from securities loaned (cost—$65,395,657)				65,395,657
Total investments (cost — $13,080,892,860 which approximates cost for federal income tax purposes)[6] — 100.27%				13,080,892,860
Liabilities in excess of other assets — (0.27)%				(35,104,991)
Net assets (applicable to 13,046,608,827 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%				13,045,787,869

[1]	Security, or portion thereof, was on loan at March 31, 2007.
[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rate as of March 31, 2007 and reset periodically.

[3]	Interest rates shown are the discount rates at date of purchase.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 14.95% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Interest rate shown reflects yield at March 31, 2007.

[6]

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Note:

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended March 31, 2007. There are no investments in affiliated issuers at March 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
Security	Value at	ended	ended	Value at	ended
description	06/30/06 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)

UBS Private Money Market Fund LLC	—	11,807,971	11,807,971	—	102

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	76.4
United Kingdom	8.0
Japan	5.1
Canada	2.6
France	2.3
Australia	2.3
Ireland	1.5
Germany	1.0
New Zealand	0.8
Total	100.0

Weighted average maturity — 50 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2006.

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government obligations[1]—31.36%
175,000	US Treasury Bills [2]	04/12/07 to 05/31/07	4.922 to 5.159	174,318,593
150,000	US Treasury Bills	04/16/07	5.120 to 5.150	149,714,472
Total US government obligations (cost—$324,033,065)				324,033,065

Repurchase agreements—78.41%
110,000	Repurchase agreement dated 03/30/07 with Bank of America Securities, collateralized by $107,565,000 US Treasury Notes, 4.875% to 5.125% due 08/15/09 to 05/15/16; (value—$112,200,859); proceeds: $110,046,292	04/02/07	5.050	110,000,000
200,000	Repurchase agreement dated 03/30/07 with Bear Stearns & Co., collateralized by $200,000,000 US Treasury Inflation Index Bonds, 2.375% due 01/15/27 and $840,000 US Treasury Notes, 4.125% due 05/15/15; (value—$204,000,204); proceeds: $200,084,167	04/02/07	5.050	200,000,000
127,000	Repurchase agreement dated 03/30/07 with Deutsche Bank Securities, Inc., collateralized by $14,491,000 US Treasury Bills, zero coupon due 06/21/07, $24,694,000 US Treasury Bonds, 8.500% due 02/15/20, $3,981,000 US Treasury Notes, 6.625% due 05/15/07, $19,804,076 US Treasury Bond Interest Strips, zero coupon due 11/15/07 to 02/15/12 and $101,681,000 US Treasury Bond Principal Strips, zero coupon due 11/15/18; (value—$129,540,243); proceeds: $127,053,975	04/02/07	5.100	127,000,000
200,000	Repurchase agreement dated 03/30/07 with Goldman Sachs & Co., collateralized by $161,367,000 US Treasury Inflation Index Bonds, 2.375% to 3.875% due 01/15/27 to 04/15/29; (value—$204,000,829); proceeds: $200,082,500	04/02/07	4.950	200,000,000
155,000	Repurchase agreement dated 03/30/07 with Merrill Lynch & Co., collateralized by $156,235,000 US Treasury Notes, 4.875% due 01/31/09; (value—$158,102,123); proceeds: $155,066,198	04/02/07	5.125	155,000,000
18,000	Repurchase agreement dated 03/30/07 with Morgan Stanley, collateralized by $18,332,111 US Treasury Notes, 2.625% to 5.625% due 03/31/08 to 05/15/08; (value—$18,360,149); proceeds: $18,007,680	04/02/07	5.120	18,000,000
30	Repurchase agreement dated 03/30/07 with State Street Bank & Trust Co., collateralized by $31,716 US Treasury Notes, 3.625% due 05/15/13; (value—$30,618); proceeds: $30,012	04/02/07	4.750	30,000
Total repurchase agreements (cost—$810,030,000)				810,030,000

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Investments of cash collateral from securities loaned—9.89%
Repurchase agreement—9.89%
102,139	Repurchase agreement dated 03/30/07 with Morgan Stanley, collateralized by $104,023,889 US Treasury Notes, 2.625% to 5.625% due 03/31/08 to 05/15/08; (value—$104,182,986); proceeds: $102,182,934 (cost — $102,139,355)	04/02/07	5.120	102,139,355

Number of shares

Money market funds[3]—0.00%
15,993	AIM Treasury Portfolio	4.995	15,993
101	Federated Treasury Obligation Fund	4.971	101
83	Provident Treasury Trust	4.974	83
Total money market funds (cost—$16,177)			16,177
Total investments of cash collateral from securities loaned (cost—$102,155,532)			102,155,532
Total investments (cost — $1,236,218,597 which approximates cost for federal income tax purposes)[4,5] — 119.66%			1,236,218,597
Liabilities in excess of other assets — (19.66)%			(203,113,572)
Net assets (applicable to 1,033,572,302 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%			1,033,105,025

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Security, or portion thereof, was on loan at March 31, 2007.

[3]	Interest rates shown reflect yield at March 31, 2007.

[4]

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

[5]

Includes $174,318,593 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $102,155,532. In addition, the custodian held a US government agency securities having an aggregate value of $75,859,299 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest	Market
(000) ($)		dates	rates (%)	value ($)
50,198	Federal National Mortgage Association	06/29/09	5.625	50,946,891
25,460	Federal National Mortgage Association	10/15/15	4.375	24,912,408
				75,859,299

Weighted average maturity — 9 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2006.

UBS Retirement Money Fund

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government agency obligations—5.47%
15,000	Federal Farm Credit Bank	04/02/07	5.240[1]	14,999,122
40,500	Federal Home Loan Bank	04/06/07 to 04/10/07	5.180 to 5.200[1]	40,485,317
15,000	Federal Home Loan Bank	04/13/07	5.160[2]	14,976,350
15,000	Federal Home Loan Mortgage Corp.	03/26/08	5.350	15,000,000
Total US government agency obligations (cost—$85,460,789)				85,460,789

Certificates of deposit—15.07%
Banking-non-US — 7.90%
14,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07	5.360	14,000,000
10,000	Calyon N.A., Inc.	04/02/07	5.295[1]	9,998,050
15,000	Calyon N.A., Inc.	01/16/08	5.325	15,000,000
23,000	Mizuho Corporate Bank Ltd.	04/23/07 to 06/06/07	5.295	23,000,000
9,500	Natixis	01/29/08	5.450	9,500,000
30,000	Norinchukin Bank Ltd.	07/10/07 to 08/17/07	5.350	30,000,000
10,000	Toronto-Dominion Bank	10/05/07	5.281	10,000,062
12,000	Westpac Banking Corp.	08/28/07	5.330	12,000,481
				123,498,593
Banking-US — 7.17%
16,000	American Express, Federal Savings Bank	04/09/07 to 04/24/07	5.270	16,000,000
11,000	American Express, Federal Savings Bank	04/27/07	5.290[1]	10,999,969
20,000	Bank of America N.A.	04/02/07	5.310[1]	20,000,000
15,000	Citibank N.A.	05/15/07	5.310	15,000,000
15,000	SunTrust Bank	04/05/07	5.280[1]	15,000,000
10,000	US Bank N.A.	04/30/07	5.290[1]	10,000,478
25,000	Washington Mutual Bank FA	05/21/07	5.280	25,000,000
				112,000,447
Total certificates of deposit (cost—$235,499,040)				235,499,040

Commercial paper[2]—58.66%
Asset backed-banking—1.58%
25,000	Atlantis One Funding	06/19/07 to 07/19/07	5.180 to 5.230	24,674,625

Asset backed-miscellaneous — 18.23%
15,000	Alpine Securitization	04/04/07	5.260	14,995,617
32,000	Amsterdam Funding Corp.	04/05/07 to 05/01/07	5.145 to 5.240	31,911,868
33,450	Barton Capital LLC	04/19/07	5.280	33,366,598
11,000	Bryant Park Funding LLC	04/23/07	5.270	10,966,184
35,000	Falcon Asset Securitization Corp.	04/03/07	5.260	34,994,886
10,000	Kitty Hawk Funding Corp.	04/19/07	5.270	9,975,114
26,611	Old Line Funding Corp.	04/10/07	5.260	26,579,895
34,000	Ranger Funding Co. LLC	05/24/07	5.270	33,741,184
15,000	Regency Markets No.1 LLC	04/18/07	5.275	14,964,833

UBS Retirement Money Fund

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
40,530	Thunderbay Funding	04/04/07 to 04/12/07	5.250 to 5.260	40,505,315
33,000	Variable Funding Capital Corp.	04/03/07	5.270 to 5.275	32,995,166
				284,996,660
Asset backed-securities — 5.33%
8,000	Cullinan Finance Corp.	05/03/07	5.240	7,963,902
10,000	Grampian Funding LLC	05/21/07	5.155	9,929,835
17,000	K2 (USA) LLC	08/16/07	5.190	16,666,687
14,265	Scaldis Capital LLC	08/17/07	5.175	13,984,069
35,000	Solitaire Funding LLC	05/01/07 to 06/01/07	5.235 to 5.240	34,717,144
				83,261,637
Automobile OEM — 1.38%
11,726	American Honda Finance Corp.	06/07/07	5.220	11,613,782
10,000	PACCAR Financial Corp.	06/13/07	5.210	9,895,800
				21,509,582
Banking-non-US — 8.16%
22,000	Allied Irish Banks N.A., Inc.	04/02/07	5.240	22,000,000
19,550	Depfa Bank PLC	08/02/07	5.200	19,205,486
20,000	IXIS Commercial Paper Corp.	05/24/07	5.240	19,848,622
35,000	Nationwide Building Society	05/14/07	5.240	34,786,033
15,000	Northern Rock PLC	05/04/07	5.250	14,930,000
17,000	Westpac Banking Corp.	06/01/07	5.220	16,852,100
				127,622,241
Banking-US — 11.65%
20,000	Barclays US Funding Corp.	06/21/07	5.220	19,768,000
15,000	BNP Paribas Finance	05/07/07	5.200	14,924,167
20,000	CBA (Delaware) Finance, Inc.	05/31/07	5.230	19,828,572
10,000	Danske Corp.	06/08/07	5.220	9,902,850
38,000	Dexia Delaware LLC	06/20/07 to 08/10/07	5.195 to 5.225	37,454,887
30,000	ING (US) Funding LLC	04/10/07 to 06/15/07	5.195 to 5.230	29,850,544
8,000	Natexis Banques Populaires US Finance Co. LLC	09/07/07	5.065	7,822,162
15,000	Nordea N.A., Inc.	07/31/07	5.195	14,740,250
4,000	Rabobank USA Financial Corp.	05/07/07	5.120	3,980,089
14,000	Societe Generale N.A., Inc.	04/10/07 to 06/19/07	5.110 to 5.190	13,944,180
10,000	UniCredito Delaware, Inc.	05/24/07	5.180	9,925,178
				182,140,879
Brokerage — 3.82%
20,000	Bear Stearns Cos., Inc.	04/09/07	5.240	19,979,622
22,000	Greenwich Capital Holdings, Inc.	04/16/07	5.270[1]	22,000,000
8,000	Greenwich Capital Holdings, Inc.	05/25/07	5.190	7,938,873

UBS Retirement Money Fund

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[2]—(concluded)
Brokerage—(concluded)
10,000	Morgan Stanley	06/29/07	5.180	9,873,378
				59,791,873
Consumer products-nondurables—1.91%
30,000	Procter & Gamble International Funding SCA	05/17/07	5.230	29,803,875

Energy-integrated — 3.82%
30,000	BP Capital Markets PLC	04/02/07	5.400	30,000,000
30,000	Koch Resources LLC	05/16/07	5.270	29,806,767
				59,806,767
Finance-noncaptive diversified — 2.08%
15,000	General Electric Capital Corp.	10/02/07	5.090	14,611,888
17,900	International Lease Finance Corp.	04/20/07	5.250	17,853,012
				32,464,900
Insurance-multiline—0.70%
11,000	Swiss RE Financial Products	06/01/07	5.220	10,904,300
Total commercial paper (cost—$916,977,339)				916,977,339

Short-term corporate obligations—14.80%
Asset backed-securities — 5.31%
16,000	Beta Finance, Inc. [3]	10/23/07 to 01/08/08	5.310 to 5.350	16,000,000
17,000	Cullinan Finance Corp. [3]	04/02/07 to 04/10/07	5.320[1]	16,998,643
10,000	Cullinan Finance Corp. [3]	01/16/08	5.320	10,000,000
15,000	K2 (USA) LLC [3]	04/02/07	5.315[1]	14,999,877
25,000	Links Finance LLC [3]	04/16/07	5.300[1]	25,000,364
				82,998,884
Banking-non-US — 5.24%
50,000	HBOS Treasury Services PLC [3]	04/02/07	5.390[1]	50,000,000
18,000	Societe Generale [3]	04/02/07	5.310[1]	18,000,000
14,000	Totta Ireland PLC [3]	04/10/07	5.319[1]	14,000,000
				82,000,000
Banking-US — 2.24%
15,000	Citigroup Funding, Inc.	04/02/07	5.360[1]	15,005,932
10,000	Wachovia Bank N.A. (Charlotte)	06/04/07	5.328[1]	9,999,657
10,000	Wells Fargo & Co.	06/28/07	5.410[1]	10,004,777
				35,010,366
Brokerage—0.41%
6,355	Morgan Stanley	04/18/07	5.485[1]	6,362,556

Finance-noncaptive diversified—1.60%
25,000	General Electric Capital Corp.	04/09/07	5.445[1]	25,000,000
Total short-term corporate obligations (cost—$231,371,806)				231,371,806

UBS Retirement Money Fund

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreements—5.94%
92,000	Repurchase agreement dated 03/30/07 with Deutsche Bank Securities, collateralized by $55,440,000 Federal Agricultural Mortgage Corp. obligations, 6.865% due 08/10/09 and $34,661,000 Federal National Mortgage Association obligations, 5.250% due 10/30/07; (value—$93,840,480); proceeds: $92,040,940	04/02/07	5.340	92,000,000
916	Repurchase agreement dated 03/30/07 with State Street Bank & Trust Co., collateralized by $968,385 US Treasury Notes, 3.625% due 05/15/13; (value—$934,873); proceeds: $916,363	04/02/07	4.750	916,000
Total repurchase agreements (cost—$92,916,000)				92,916,000
Total investments (cost — $1,562,224,974 which approximates cost for federal income tax purposes)[4] — 99.94%				1,562,224,974
Other assets in excess of liabilities — 0.06%				891,562
Net assets (applicable to 1,563,112,265 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%				1,563,116,536

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rate as of March 31, 2007 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.56% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

UBS Retirement Money Fund

Schedule of investments – March 31, 2007 (unaudited)

Note:

The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended March 31, 2007. There are no investments in affiliated issuers at March 31, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
Security	Value at	ended	ended	Value at	ended
description	06/30/06 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)

UBS Private Money Market Fund LLC	—	26,974	26,974	—	1

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	74.1
United Kingdom	10.2
France	4.6
Japan	4.3
Ireland	3.5
Australia	1.9
Switzerland	0.7
Canada	0.7
Total	100.0

Weighted average maturity — 54 days

For more information regarding the Fund's other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2006.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2007